Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Detail) $ in Millions	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	$ 993,524	$ 949,234
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade code	85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade code	83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade code	77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade code	30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade code	60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade code	40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade code	21
Non retail [member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	$ 640,308	622,544
Non retail [member] | AIRB portfolio [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	368,094
Credit risk exposure at default undrawn commitments	96,291
Credit risk exposure at default other exposure	100,459
Credit risk exposure default amount	564,844	545,564
Non retail [member] | AIRB portfolio [member] | Excluding residential mortgages [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	291,980
Credit risk exposure at default undrawn commitments	96,291
Credit risk exposure at default other exposure	100,459
Credit risk exposure default amount	488,730	463,372
Non retail [member] | AIRB portfolio [member] | Government guaranteed residential mortgages [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	76,114
Credit risk exposure default amount	76,114	82,192
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	71,648
Credit risk exposure at default undrawn commitments	2,661
Credit risk exposure at default other exposure	16,064
Credit risk exposure default amount	$ 90,373	97,812
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	95
Credit risk exposure at default drawn	$ 30,413
Credit risk exposure at default undrawn commitments	9,517
Credit risk exposure at default other exposure	21,999
Credit risk exposure default amount	$ 61,929	64,670
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	90
Credit risk exposure at default drawn	$ 27,694
Credit risk exposure at default undrawn commitments	17,887
Credit risk exposure at default other exposure	22,435
Credit risk exposure default amount	$ 68,016	65,909
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	87
Credit risk exposure at default drawn	$ 30,357
Credit risk exposure at default undrawn commitments	17,170
Credit risk exposure at default other exposure	11,767
Credit risk exposure default amount	$ 59,294	47,545
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade code	85
Credit risk exposure at default drawn	$ 23,437
Credit risk exposure at default undrawn commitments	14,939
Credit risk exposure at default other exposure	10,915
Credit risk exposure default amount	$ 49,291	44,325
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade code	83
Credit risk exposure at default drawn	$ 24,221
Credit risk exposure at default undrawn commitments	12,109
Credit risk exposure at default other exposure	7,923
Credit risk exposure default amount	$ 44,253	42,828
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	80
Credit risk exposure at default drawn	$ 33,415
Credit risk exposure at default undrawn commitments	10,944
Credit risk exposure at default other exposure	4,448
Credit risk exposure default amount	$ 48,807	39,630
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade code	77
Credit risk exposure at default drawn	$ 22,577
Credit risk exposure at default undrawn commitments	5,442
Credit risk exposure at default other exposure	1,919
Credit risk exposure default amount	$ 29,938	26,894
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	75
Credit risk exposure at default drawn	$ 15,832
Credit risk exposure at default undrawn commitments	3,348
Credit risk exposure at default other exposure	1,869
Credit risk exposure default amount	$ 21,049	19,280
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	73
Credit risk exposure at default drawn	$ 6,622
Credit risk exposure at default undrawn commitments	1,457
Credit risk exposure at default other exposure	460
Credit risk exposure default amount	$ 8,539	7,520
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	70
Credit risk exposure at default drawn	$ 2,639
Credit risk exposure at default undrawn commitments	541
Credit risk exposure at default other exposure	305
Credit risk exposure default amount	$ 3,485	2,817
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	65
Credit risk exposure at default drawn	$ 596
Credit risk exposure at default undrawn commitments	37
Credit risk exposure at default other exposure	94
Credit risk exposure default amount	$ 727	1,143
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade code	60
Credit risk exposure at default drawn	$ 914
Credit risk exposure at default undrawn commitments	58
Credit risk exposure at default other exposure	226
Credit risk exposure default amount	$ 1,198	1,104
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade code	40
Credit risk exposure at default drawn	$ 555
Credit risk exposure at default undrawn commitments	48
Credit risk exposure at default other exposure	13
Credit risk exposure default amount	$ 616	576
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member]
Disclosure of internal credit grades [line items]
Internal grade code	30
Credit risk exposure at default drawn	$ 225
Credit risk exposure default amount	$ 225	141
Non retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of internal credit grades [line items]
Internal grade code	21
Credit risk exposure at default drawn	$ 835
Credit risk exposure at default undrawn commitments	133
Credit risk exposure at default other exposure	22
Credit risk exposure default amount	$ 990	$ 1,178
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	99
Top of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	99
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	98
Bottom of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	98